Receipts In Advance And Deferred Revenue	12 Months Ended
Dec. 31, 2011
Receipts In Advance And Deferred Revenue [Abstract]
Receipts In Advance And Deferred Revenue	15. RECEIPTS IN ADVANCE AND DEFERRED REVENUE

	As of December 31, (in thousands)
	2010 (As restated)	2011
Receipts in advance	$22,999	$23,185
Deferred revenue	13,238	28,715

Total	$36,237	$51,900